Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000078270 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078270 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078270 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078270 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078270 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078270 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078270 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078270 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078270 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078270 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078270 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000078270 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000078270 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078270 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078270 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078270 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078270 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078270 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078270 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078270 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000078271 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000078271 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000078271 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000078271 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078271 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000078271 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000078271 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000078271 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000078271 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000078271 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000078271 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000078271 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000078271 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000078271 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000078271 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000078271 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000078271 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000078271 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078271 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000078271 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000177203 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000177203 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000177203 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000177203 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177203 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000177203 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000177203 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000177203 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000177203 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000177203 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000177203 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000177203 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000177203 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000177203 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000177203 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000177203 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000177203 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000177203 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000177203 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000177203 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219317 | Top10HoldingNVIDIABNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000219317 | Top10HoldingAppleBNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000219317 | Top10HoldingAlphabetBNY-02079K107
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000219317 | Top10HoldingMicrosoftBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219317 | Top10HoldingBroadcomBNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219317 | Top10HoldingAmazon.comBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000219317 | Top10HoldingVisaBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219317 | Top10HoldingAdvanced Micro DevicesBNY-007903107
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219317 | Top10HoldingJPMorgan ChaseBNY-46625H100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000219317 | Top10HoldingUnitedHealth GroupBNY-91324P102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000219317 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.50%
C000219317 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000219317 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000219317 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000219317 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000219317 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000219317 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000219317 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219317 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000219317 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.20%